Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
5.	Stock Based Compensation

In April 2008, the Company adopted the China Cablecom Holdings, Ltd. 2007 Omnibus Securities and Incentive Plan (the “Plan”), which provides for the grant of up to 3,333,333 shares option for the benefit of its directors, officers and employees. The Company granted 1,350,000 share options and 1,460,000 share options on October 9, 2009 and December 20, 2009, respectively, to its directors, officers and employees under the plan. These shares options are exercisable at $2.34 and $1.83 per share, respectively, and may be exercised by the optionee no later than the tenth anniversary of the date of option agreement. As of December 31, 2011, 2,810,000 options have been issued under the plan and 523,333 shares remain available to be issued.

The Company accounts for its stock option awards pursuant to the provisions of FASB ASC 718, “Stock Compensation”. The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

The Black-Scholes model incorporates the following assumptions:

•	Expected volatility - the Company estimates the volatility of common stock at the date of grant using historical volatility.

•	Expected term - the Company estimates the expected term of options granted based on a combination of vesting schedules, term of the option and historical experience.

•	Risk-free interest rate - the Company estimates the risk-free interest rate using the U.S. Treasury yield curve for periods equal to the expected term of the options in effect at the time of grant.

•
Dividends - the Company uses an expected dividend yield of zero. The Company intends to retain any earnings to fund future operations and, therefore, does not anticipate paying any cash dividends in the foreseeable future.

The fair value of the total options granted in the year measured as at the date of grant on October 9, 2009 was $2,727,755 and December 20, 2009 was $2,260,874. The following table outlines the variables used to derive the fair value using in the Black-Scholes option-pricing model:

Risk free interest rate	1.3177% - 1.4864%
Volatility	163.46% - 170.57%
Dividend yield	-
Expected option life	10 years

Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2011		2010		2009
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price

Options outstanding at beginning of year	2,810,000	$2.07	2,810,000	$2.07	-	-
Granted	-	-	-	-	2,810,000	$2.07
Cancelled	(160,000)	-	-	-	-	-
Options outstanding at end of year	2,650,000	$2.07	2,810,000	$2.07	2,810,000	$2.07

Options exercisable at end of year	2,650,000		2,810,000		2,810,000
Options available for issuance	523,333		523,333		523,333

During the years ended December 31, 2011, 2010 and 2009, the Company recorded stock based compensation of $1,662,876, $1,679,368 and $217,538, respectively, in connection with the issuance of stock options.

As of December 31, 2011 and 2010, the Company had total unrecognized compensation expense related to options granted of $1,428,847 and $3,091,723 respectively which will be recognized over a remaining service period of approximately one year.